Additional paid-in capital (Details Narrative)					12 Months Ended
	Dec. 05, 2024 USD ($) $ / shares shares	Feb. 22, 2024 USD ($) $ / shares shares	Jan. 23, 2024 USD ($) shares	Mar. 09, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) shares	Jun. 30, 2025 shares
Employee Benefits and Share-Based Compensation					$ 979,143	$ 1,710,500	$ 2,867,049
Share-Based Payment Arrangement, Plan Modification, Incremental Cost					379,019	86,869	826,640
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)					600,124	1,623,631	2,040,409
Payments of Debt Restructuring Costs					$ 45,270	$ 534,642	$ 1,281,158
Incremental Common Shares Attributable to Dilutive Effect of Written Put Options | shares					311,470,000	78,200,000	161,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price | $ / shares					$ 0.003	$ 0.011	$ 0.031
Interest Expense, Operating and Nonoperating					$ (19,735,503)	$ (12,424,430)	$ (2,521,543)
Share-Based Payment Arrangement, Expense					17,291,230	$ 9,820,940
Line of Credit Facility, Maximum Borrowing Capacity					$ 15,300,000			$ 1,500,000
Minimum [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000,000
Maximum [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
K W C [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	300,000,000
Stock Issued During Period, Shares, Other | shares	300,000,000
Share Price | $ / shares	$ 0.01
Fair Value Adjustment of Warrants	$ 2,799,984
Vice President [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	200,000,000
Stock Issued During Period, Shares, Other | shares	200,000,000
Share Price | $ / shares	$ 0.01
Fair Value Adjustment of Warrants	$ 1,866,656
Four Individuals [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.002
Stock Issued During Period, Shares, Other | shares				12,000,000
Warrants and Rights Outstanding				$ 24,000
Modification Of Terms Of Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					4,910,011,500	5,200,001,500		4,910,011,500
Interest Expense, Operating and Nonoperating	$ 5,126,634				$ 9,104,107
Share-Based Payment Arrangement, Expense						$ 7,682,507
Modification Of Terms Of Warrant [Member] | Vice President [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	40,000,000								4,910,011,500
Interest Expense, Operating and Nonoperating	$ 29,325				$ 8,187,123
Modification Of Terms Of Warrant [Member] | C E O And V P [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	4,910,001,500	4,913,001,500			4,910,001,500			4,910,001,500
Share-Based Payment Arrangement, Expense		$ 1,700,680
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.002	$ 0.002
Modification Of Terms Of Warrant [Member] | Chief Executive Officer [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	115,500,000		120,000,000
Interest Expense, Operating and Nonoperating	$ 84,676
Share-Based Payment Arrangement, Expense			$ 616,373
Warrant [Member]
Share-Based Payment Arrangement, Expense						$ 2,138,433
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 0.002	$ 0.001